SHARE-BASED PAYMENTS PLANS - Range of Exercise Prices for Options Outstanding (Details)	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2016 shares year	Dec. 31, 2015 shares year	Dec. 31, 2014 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	8,579,000.000	9,435,000	8,136,000	8,548,000
Weighted average remaining life | year	4.62	5.37	5.90
5.00 to 15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	1,987,000	2,532,000	2,171,000
Weighted average remaining life | year	1.37	2.09	2.83
15.01 to 25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	2,882,000	3,060,000	1,093,000
Weighted average remaining life | year	3.98	5.01	3.85
25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding | shares	3,710,000	3,843,000	4,872,000
Weighted average remaining life | year	6.85	7.83	7.85
Low | 5.00 to 15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 5
Low | 15.01 to 25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	15.01
Low | 25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	25.01
High | 5.00 to 15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	15
High | 15.01 to 25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	25.00
High | 25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 40.00